Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Summary of Activity in Sales Rebates and Discounts Liability
The following table summarizes the activity in the sales rebates and discounts liability in the U.S.:

	Three Months Ended March 31,
	2019	2018
Beginning balance	$118.5	$114.8
Reduction of revenue	65.7	44.5
Payments	(64.2)	(68.2)
Ending balance	$120.0	$91.1

The following table summarizes the activity in the sales rebates and discounts liability in the U.S.:

	Year Ended December 31,
	2018	2017
Beginning balance	$114.8	$116.1
Reduction of revenue	221.0	236.1
Payments	(217.3)	(237.4)
Ending balance	$118.5	$114.8

Disaggregation of Revenue
The following table summarizes our revenue disaggregated by product category:

	Three Months Ended March 31,
	2019	2018
Companion Animal Disease Prevention	$185.9	$201.3
Companion Animal Therapeutics	81.4	62.3
Food Animal Future Protein & Health	167.2	166.7
Food Animal Ruminants & Swine	274.1	282.5
Strategic Exits(1)	22.5	23.4
Revenue	$731.1	$736.2
(1) Represents revenue from business activities we have either exited or made a strategic decision to exit.

The following table summarizes our revenue disaggregated by product category for the years ended December 31:

	2018	2017	2016
Companion Animal Disease Prevention	$804.6	$660.2	$628.4
Companion Animal Therapeutics	283.1	260.8	255.6
Food Animal Future Protein & Health	711.2	649.2	630.8
Food Animal Ruminants Swine	1,174.0	1,175.0	1,309.2
Other	93.9	143.8	89.5
Total Revenue	$3,066.8	$2,889.0	$2,913.5